10-Q Cash flow information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Interest, net	$ 24,802	$ 10,721	$ 28,148	$ 19,121	$ 14,805
Income taxes paid, net	558	16,470	21,186	34,784	41,050
Right-of-use assets obtained in exchange for new operating lease liabilities	7,552	4,758	11,763	11,497	22,428
Property, plant and equipment additions in accounts payable	3,359	5,785	$ 13,965	$ 15,840	$ 7,762
Proceeds from Contributions from Parent	64,724	0
Equity contribution to MDU Resources for asset/liability transfers related to the Separation	(1,548)	0
MDU Resources' stock issued prior to spin in connection with a business combination	$ 383	$ 0